Description of the Plan (Details) - EBP 003		12 Months Ended	42 Months Ended	54 Months Ended
	Jan. 01, 2006 h	Dec. 31, 2025 USD ($) Year	Dec. 31, 2005	Jun. 30, 2002	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum eligibility age of the plan		18 years
Before tax participant contribution limit, as % of eligible compensation		75.00%
After tax participant contribution limit, as % of eligible compensation		15.00%
Participant paid monthly recordkeeping fee		$ 1.63
Participant paid yearly recordkeeping fee		19.50
Participant paid transaction fees for certain in-service withdrawals and distribution requests		25
Participant paid new loan request fee		$ 50
Vesting service period		1 year
Employer contribution, matching percentage		50.00%
Employer contribution, participation compensation matched percentage		6.00%
Automatic eligible base pay percentage		4.00%
Plan retirement age | Year		65
Matching contribution if vested less than 3 years of service				0.00%
Matching contribution if vested 3 to 4 years of service	66.67%		40.00%	33.00%
Matching contribution if vested 4 to 5 years of service			67.00%	67.00%
Matching contribution if vested more than 5 years of service			100.00%	100.00%
Matching contribution if vested less than 2 years of service	0.00%		0.00%
Matching contribution if vested 2 to 3 years of service	33.33%		20.00%
Matching contribution if vested after 4 years of service	100.00%
Employment service period | h	1
Employer contributions funded from forfeited non-vested accounts		$ 6,671,780
Forfeited non-vested account balance		3			$ 603,215
Minimum vested balance to request distribution upon termination of service		1,000
Plan participants maximum borrowing amount from account		$ 50,000
Plan participants maximum borrowing percent from account		50.00%
Basis spread on variable rate of participant loan		1.00%
Minimum
EBP, Description of Plan [Line Items]
Loan borrowing term		1 year
Participant loan interest rate		4.25%
Maximum
EBP, Description of Plan [Line Items]
Loan borrowing term		5 years
Participant loan interest rate		9.50%